SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 503	$ 437	$ 477
Additions / (Deductions), charged to expense and cost accounts	(35)	91	47
Write-offs	(46)	(78)	(96)
Other	(4)	19	8
Balance at End of Period	418	503	437
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	47	33	48
Additions / (Deductions), charged to expense and cost accounts	(21)	4	(10)
Write-offs	0	0	(4)
Other	(2)	(13)	(1)
Balance at End of Period	25	47	33
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	514	490	530
Additions / (Deductions), charged to expense and cost accounts	240	135	115
Write-offs	(118)	(125)	(166)
Other	(3)	15	11
Balance at End of Period	633	514	490
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	372	383	384
Additions / (Deductions), charged to revenue accounts	627	689	735
Write-offs	(574)	(712)	(731)
Other	10	13	(5)
Balance at End of Period	$ 435	372	383
Cumulative Effect, Period of Adoption, Adjusted Balance | Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period		471
Balance at End of Period			471
Cumulative Effect, Period of Adoption, Adjusted Balance | Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period		$ 56
Balance at End of Period			$ 56